                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Smith, Graham & Co. Investment Advisors, LP
Address: 6900 JPMorgan Chase Tower, 600 Travis Street
         Houston, TX 77002-3007

Form 13F File Number: 28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark W. Dube
Title: Vice President & Manager of Compliance
Phone: (713) 292-2136

Signature, Place, and Date of Signing:


/S/ Mark W. Dube                        Houston, Texas           July 13, 2010
------------------------------   ---------------------------   -----------------
[Signature]                             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28- ______             ___________________________
[Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:           117
Form 13F Information Table Value Total:      $709,058
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.     Form 13F File Number   Name
---------   --------------------   ----
28-______   None                   None
[Repeat as necessary.]

                  SMITH, GRAHAM & CO. INVESTMENT ADVISORS, L.P.
                                   13F REPORT

                                                     MARKET                                   SOLE          NO     NO. ACCTS
                                TITLE OF              VALUE     TOTAL   PUT/  INVESTMENT     VOTING       VOTING    HOLDING
         NAME OF ISSUER           CLASS     CUSIP    ($000)    SHARES   CALL  DISCRETION   AUTHORITY    AUTHORITY   SECURITY
------------------------------  --------  ---------  ------  ---------  ----  ----------  ------------  ---------  ---------
ACTUANT CORP.                        COM  00508X203   8,967    476,200           SOLE       476,200.00       0.00         26
ADTRAN INC.                          COM  00738A106  12,388    454,271           SOLE       454,271.00       0.00         26
AGCO CORP                            COM  001084102   1,521     56,378           SOLE        56,378.00       0.00         11
AGILENT TECHNOLOGIES                 COM  00846U101   2,884    101,454           SOLE       101,454.00       0.00         11
ALLETE                               COM  018522300   6,556    191,468           SOLE       191,468.00       0.00         37
ALLSTATE CORP.                       COM  020002101   2,226     77,480           SOLE        77,480.00       0.00         11
AMERISAFE INC.                       COM  03071H100   8,226    468,714           SOLE       468,714.00       0.00         26
AMERISOURCEBERGEN CORPORATION        COM  03073E105   2,802     88,240           SOLE        88,240.00       0.00         11
AMSURG CORP                          COM  03232P405   7,098    398,310           SOLE       398,310.00       0.00         26
ANIXTER INTERNATIONAL INC.           COM  035290105   8,915    209,278           SOLE       209,278.00       0.00         37
APOGEE ENTERPRISES                   COM  037598109   4,927    454,895           SOLE       454,895.00       0.00         26
ARROW ELECTRONICS INC.               COM  042735100   2,439    109,112           SOLE       109,112.00       0.00         11
ASTORIA FINANCIAL CORP.              COM  046265104   8,182    594,600           SOLE       594,600.00       0.00         26
AUTOLIV INC.                         COM  052800109   1,659     34,675           SOLE        34,675.00       0.00         11
AUTONATION INC.                      COM  05329W102   2,919    149,698           SOLE       149,698.00       0.00         11
AVISTA CORP.                         COM  05379B107   5,460    279,583           SOLE       279,583.00       0.00         26
BANCORP.SOUTH INC.                   COM  059692103   4,478    250,460           SOLE       250,460.00       0.00         26
BED BATH & BEYOND                    COM  075896100   2,043     55,100           SOLE        55,100.00       0.00         11
BELDEN INC.                          COM  077454106   8,296    377,104           SOLE       377,104.00       0.00         26
BENCHMARK ELECTRS INC                COM  08160H101  10,975    692,450           SOLE       692,450.00       0.00         26
BEST BUY INC.                        COM  086516101   2,440     72,050           SOLE        72,050.00       0.00         11
BRINKER INTERNATIONAL INC.           COM  109641100   1,984    137,188           SOLE       137,188.00       0.00         11
BROWN SHOE COMPANY INC               COM  115736100  10,532    693,787           SOLE       693,787.00       0.00         26
CABELA'S INCORPORATED                COM  126804301   8,948    632,801           SOLE       632,801.00       0.00         26
CIMAREX ENERGY CO.                   COM  171798101   4,792     66,940           SOLE        66,940.00       0.00         11
COMMUNITY HEALTH SYSTEMS INC.        COM  203668108   2,913     86,170           SOLE        86,170.00       0.00         11
CONAGRA FOODS INC.                   COM  205887102   1,633     70,040           SOLE        70,040.00       0.00         11
CONSTELLATION BRANDS INC.            COM  21036P108   2,438    156,088           SOLE       156,088.00       0.00         11
CORINTHIAN COLLEGES INC.             COM  218868107   6,743    684,536           SOLE       684,536.00       0.00         26
CYMER INC                            COM  232572107  10,040    334,215           SOLE       334,215.00       0.00         26
CYTEC INDUSTRIES INC.                COM  232820100  11,692    292,373           SOLE       292,373.00       0.00         37
DEL MONTE FOODS CO                   COM  24522P103   1,899    131,940           SOLE       131,940.00       0.00         11
DTE ENERGY CO.                       COM  233331107   1,851     40,594           SOLE        40,594.00       0.00         11
ELECTRONICS FOR IMAGING INC.         COM  286082102   7,072    725,368           SOLE       725,368.00       0.00         26
ENDO PHARMACEUTICALS HOLDINGS        COM  29264F205   3,730    170,938           SOLE       170,938.00       0.00         11
ENERSYS                              COM  29275Y102   8,456    395,682           SOLE       395,682.00       0.00         26
FAIR ISAAC CORP                      COM  303250104   7,624    349,875           SOLE       349,875.00       0.00         37
FIRST NIAGARA FINANCIAL GROUP        COM  33582V108   9,628    768,386           SOLE       768,386.00       0.00         26
GAP INC.                             COM  364760108   1,826     93,830           SOLE        93,830.00       0.00         11
GATX CORP.                           COM  361448103   9,026    338,304           SOLE       338,304.00       0.00         26
GENESCO INC.                         COM  371532102  10,108    384,186           SOLE       384,186.00       0.00         26
GEN-PROBE INC.                       COM  36866T103   2,058     45,320           SOLE        45,320.00       0.00         11
GENTIVA HEALTH SERVICES INC.         COM  37247A102   8,050    298,031           SOLE       298,031.00       0.00         26
GREATBATCH INC                       COM  39153L106   8,595    385,251           SOLE       385,251.00       0.00         26
GROUP ONE AUTOMOTIVE INC             COM  398905109   7,978    339,068           SOLE       339,068.00       0.00         26
H.B. FULLER CO.                      COM  359694106   7,867    414,273           SOLE       414,273.00       0.00         26
HANOVER INSURANCE GROUP INC/TH       COM  410867105   3,140     72,191           SOLE        72,191.00       0.00         11
HCC INSURANCE HOLDINGS INC.          COM  404132102  17,000    686,581           SOLE       686,581.00       0.00         37
HELMERICH AND PAYNE INC.             COM  423452101   9,408    257,605           SOLE       257,605.00       0.00         26
HENRY JACK & ASSOC INC               COM  426281101   7,852    328,805           SOLE       328,805.00       0.00         26
IBERIABANK CORP.                     COM  450828108   5,701    110,738           SOLE       110,738.00       0.00         26
INGRAM MICRO INC.                    COM  457153104   2,606    171,583           SOLE       171,583.00       0.00         11
KINDRED HEALTHCARE INC.              COM  494580103   5,146    400,808           SOLE       400,808.00       0.00         26
KOHL'S CORP.                         COM  500255104   2,718     57,230           SOLE        57,230.00       0.00         11
L-3 COMMUNICATIONS HLDGS INC.        COM  502424104   2,406     33,960           SOLE        33,960.00       0.00         11
LAWSON SOFTWARE                      COM  52078P102  11,399  1,561,455           SOLE     1,561,455.00       0.00         26
LIFEPOINT HOSPITALS INC.             COM  53219L109  15,127    481,738           SOLE       481,738.00       0.00         26
LINCOLN NATIONAL CORP. IND           COM  534187109   3,256    134,067           SOLE       134,067.00       0.00         11
M & T BANK CORP                      COM  55261F104   2,771     32,620           SOLE        32,620.00       0.00         11
MANHATTAN ASSOCIATES INC.            COM  562750109   6,828    247,858           SOLE       247,858.00       0.00         26
MCAFEE INC.                          COM  579064106   2,196     71,495           SOLE        71,495.00       0.00         11
MDU RESOURCES GROUP INC              COM  552690109   2,805    155,586           SOLE       155,586.00       0.00         11
MEDICIS PHARMACEUTICAL CORP.         COM  584690309   7,969    364,217           SOLE       364,217.00       0.00         26
METTLER-TOLEDO INTL. INC.            COM  592688105   1,911     17,115           SOLE        17,115.00       0.00         11
MKS INSTRUMENTS INC                  COM  55306N104   9,684    517,281           SOLE       517,281.00       0.00         26
MOLINA HEALTHCARE INC                COM  60855R100   6,496    225,550           SOLE       225,550.00       0.00         26
MSC INDL DIRECT INC CL A             COM  553530106   3,610     71,257           SOLE        71,257.00       0.00         11
NAVIGANT CONSULTING INC              COM  63935N107   8,680    836,180           SOLE       836,180.00       0.00         26

NEWFIELD EXPLORATION CO              COM  651290108   3,147     64,410           SOLE        64,410.00       0.00         11
OIL STATES INTERNATIONAL INC.        COM  678026105  14,523    366,924           SOLE       366,924.00       0.00         26
OMNICARE INC.                        COM  681904108   2,087     88,050           SOLE        88,050.00       0.00         11
OWENS-ILLINOIS INC.                  COM  690768403   2,734    103,382           SOLE       103,382.00       0.00         11
PACKAGING CORP AMER                  COM  695156109   2,744    124,620           SOLE       124,620.00       0.00         11
PAR PHARMACEUTICAL COS INC.          COM  69888P106  11,380    438,369           SOLE       438,369.00       0.00         26
PARAMETRIC TECHNOLOGY CO             COM  699173209   2,330    148,661           SOLE       148,661.00       0.00         11
PAREXEL INTERNATIONAL CORP.          COM  699462107  15,160    699,283           SOLE       699,283.00       0.00         26
PARKER HANNIFIN CORP                 COM  701094104   2,631     47,440           SOLE        47,440.00       0.00         11
PATTERSON UTI ENERGY INC             COM  703481101   1,712    133,040           SOLE       133,040.00       0.00         11
PETSMART INC                         COM  716768106   2,823     93,560           SOLE        93,560.00       0.00         11
PF CHANG'S CHINA BISTRO INC.         COM  69333Y108   9,744    245,744           SOLE       245,744.00       0.00         26
PLANTRONICS INC.                     COM  727493108  11,937    417,388           SOLE       417,388.00       0.00         26
PROASSURANCE CORP                    COM  74267C106   6,248    110,085           SOLE       110,085.00       0.00         26
PROTECTIVE LIFE CORP                 COM  743674103   3,888    181,771           SOLE       181,771.00       0.00         11
QUEST DIAGNOSTICS INC.               COM  74834L100   2,695     54,143           SOLE        54,143.00       0.00         11
RAYMOND JAMES FINANCIAL INC.         COM  754730109   2,484    100,620           SOLE       100,620.00       0.00         11
REGAL-BELOIT CORP.                   COM  758750103  11,376    203,944           SOLE       203,944.00       0.00         26
RLI CORP.                            COM  749607107   7,614    144,999           SOLE       144,999.00       0.00         26
ROVI CORPORATION                     COM  779376102  19,263    508,131           SOLE       508,131.00       0.00         26
SANDERSON FARMS INC                  COM  800013104   6,033    118,910           SOLE       118,910.00       0.00         26
SANDISK CORP.                        COM  80004C101   2,664     63,330           SOLE        63,330.00       0.00         11
SCANSOURCE INC                       COM  806037107   5,282    211,859           SOLE       211,859.00       0.00         26
SELECTIVE INSURANCE GROUP INC.       COM  816300107   7,898    531,522           SOLE       531,522.00       0.00         26
SEMPRA ENERGY                        COM  816851109   1,706     36,470           SOLE        36,470.00       0.00         11
SIGMA DESIGNS INC                    COM  826565103   6,417    641,077           SOLE       641,077.00       0.00         26
SONOCO PRODUCTS CO                   COM  835495102   2,204     72,297           SOLE        72,297.00       0.00         11
STANCORP FINANCIAL GROUP             COM  852891100   9,748    240,456           SOLE       240,456.00       0.00         37
STANLEY BLACK & DECKER INC.          COM  854502101   2,451     48,510           SOLE        48,510.00       0.00         11
SUPERVALU INC.                       COM  868536103   1,834    169,205           SOLE       169,205.00       0.00         11
SYKES ENTERPRISES                    COM  871237103   8,064    566,676           SOLE       566,676.00       0.00         26
SYMANTEC CORP                        COM  871503108   2,045    147,330           SOLE       147,330.00       0.00         11
SYNOPSYS INC.                        COM  871607107   3,476    166,569           SOLE       166,569.00       0.00         11
TCF FINANCIAL CORP.                  COM  872275102   2,236    134,645           SOLE       134,645.00       0.00         11
TETRA TECH INC.                      COM  88162G103   9,931    506,430           SOLE       506,430.00       0.00         26
TIDEWATER INC                        COM  886423102   1,973     50,943           SOLE        50,943.00       0.00         11
TIMKEN CO                            COM  887389104   2,437     93,780           SOLE        93,780.00       0.00         11
TOWER GROUP INC                      COM  891777104   4,899    227,529           SOLE       227,529.00       0.00         26
TOWERS WATSON & CO                   COM  891894107   1,578     40,605           SOLE        40,605.00       0.00         11
TRINITY INDS INC                     COM  896522109   3,374    190,420           SOLE       190,420.00       0.00         11
TRIUMPH GROUP INC NE                 COM  896818101   9,415    141,304           SOLE       141,304.00       0.00         26
UNITED BANKSHARES INC.               COM  909907107  11,781    492,102           SOLE       492,102.00       0.00         26
VALASSIS COMMUNICATI                 COM  918866104   5,677    178,969           SOLE       178,969.00       0.00         26
VALSPAR CORP                         COM  920355104   4,202    139,520           SOLE       139,520.00       0.00         11
WASHINGTON FEDERAL INC.              COM  938824109  11,146    688,851           SOLE       688,851.00       0.00         26
WGL HOLDINGS INC.                    COM  92924F106   7,429    218,296           SOLE       218,296.00       0.00         26
WOLVERINE WORLD WIDE INC.            COM  978097103  13,732    544,489           SOLE       544,489.00       0.00         26
WR BERKLEY CORP.                     COM  084423102   3,409    128,830           SOLE       128,830.00       0.00         11
WRIGHT EXPRESS CORP.                 COM  98233Q105   7,904    266,131           SOLE       266,131.00       0.00         26